Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2017
Entity Registrant Name	dei_EntityRegistrantName	Global X Funds
Central Index Key	dei_EntityCentralIndexKey	0001432353
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 20, 2018
Document Effective Date	dei_DocumentEffectiveDate	Nov. 20, 2018
Prospectus Date	rr_ProspectusDate	Mar. 01, 2018
Global X Funds | Global X NASDAQ China Technology ETF Series
Prospectus:	rr_ProspectusTable
Supplemental Information [Text Block]	cik0001432353_SupplementalInformationTextBlock
GLOBAL X FUNDS
Global X NASDAQ China Technology ETF (the “Fund”)

Supplement dated November 20, 2018 to the Summary Prospectus,
Statutory Prospectus and Statement of Additional Information (“SAI”)
for the Fund, dated March 1, 2018.

The information in this Supplement updates information in, and should be read in conjunction with, the Statutory Prospectus and SAI for the Fund.

Effective December 5, 2018, the ticker of the Global X NASDAQ China Technology ETF, which will be renamed the Global X MSCI China Communication Services ETF on or around December 5, 2018, will be changed from QQQC to CHIC. As such, all references to the QQQC ticker of the Fund are changed to CHIC.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE